SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Investments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Impairments on investments	$ 1,000,000	$ 0	$ 0